Taxation - Income tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Taxation
Total current tax expense	€ 971	€ 980	€ 766
Deferred tax expense	834	1,266	(716)
Total income tax expense	1,805	2,246	50
Tax (credited)/charged directly to other comprehensive income
Current tax	19	(1)	2
Deferred tax	393	49	(579)
Total tax (credited)/charged directly to other comprehensive income	412	48	(577)
Tax charged directly to equity
Current Tax	5	4
Deferred tax	(17)	3	4
Total tax charged directly to equity	(12)	7	4
United Kingdom
Taxation
Current year	39	59	70
Adjustments in respect of prior periods	6	(8)	1
Total current tax expense	45	51	71
Deferred tax expense	280	(91)	(36)
Overseas
Taxation
Current year	930	997	670
Adjustments in respect of prior periods	(4)	(68)	25
Total current tax expense	926	929	695
Deferred tax expense	€ 554	€ 1,357	€ (680)